Subsequent Events (Table) (Details) ([HistoricalValuesAtSaleOfFourSubsidiariesUnderDvbFacilityMember], USD $) In Thousands, unless otherwise specified	Jan. 29, 2013
[HistoricalValuesAtSaleOfFourSubsidiariesUnderDvbFacilityMember]
Subsequent Event [Line Items]
Cash and restricted cash	$ 1,902
Vessels and other assets	22,883
Long-term debt and other liabilities	(30,401)
Net liabilities	$ (5,616)